UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longacre Fund Management, LLC
Address: 1325 Avenue of the Americas
         28th Floor
         New York, New York  10019

13F File Number:  028-13304

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vladimir Jelisavcic
Title:     Manager
Phone:     212-259-4300

Signature, Place, and Date of Signing:

 /s/  Vladimir Jelisavcic     New York, New York     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $21,835 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-14866                     LSE Fund Management, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    NOTE 2.375% 4/1  02076XAA0      898  1000000 PRN      SOLE                  1000000        0        0
BOISE INC                      COM              09746Y105       97    11790 SH       DEFINED 1               11790        0        0
CBS CORP NEW                   CL B             124857202      484    14263 SH       DEFINED 1               14263        0        0
CISCO SYS INC                  COM              17275R102      212    10000 SH       DEFINED 1               10000        0        0
CIT GROUP INC                  COM NEW          125581801      530    12860 SH       DEFINED 1               12860        0        0
CITIGROUP INC                  COM NEW          172967424      269     7370 SH       DEFINED 1                7370        0        0
DANA HLDG CORP                 COM              235825205      388    25000 SH       SOLE                    25000        0        0
DANA HLDG CORP                 COM              235825205      174    11220 SH       DEFINED 1               11220        0        0
DHT HOLDINGS INC               COM              Y2065G105      192   200000 SH       DEFINED 1              200000        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4      855  1000000 PRN      SOLE                  1000000        0        0
DYCOM INDS INC                 COM              267475101      207     8868 SH       DEFINED 1                8868        0        0
EOG RES INC                    COM              26875P101      441     3970 SH       DEFINED 1                3970        0        0
FORBES ENERGY SVCS LTD         COM              345143101       62    10000 SH       SOLE                    10000        0        0
FORBES ENERGY SVCS LTD         COM              345143101      309    50124 SH       DEFINED 1               50124        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118      102     6120 SH       SOLE                     6120        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126       69     6120 SH       SOLE                     6120        0        0
GENERAL MTRS CO                COM              37045V100      211     8227 SH       SOLE                     8227        0        0
GENERAL MTRS CO                COM              37045V100      536    20882 SH       DEFINED 1               20882        0        0
GRACE W R & CO DEL NEW         COM              38388F108      422     7300 SH       DEFINED 1                7300        0        0
HUNTSMAN CORP                  COM              447011107      345    24660 SH       DEFINED 1               24660        0        0
ISTAR FINL INC                 COM              45031U101      344    47418 SH       SOLE                    47418        0        0
LEAR CORP                      COM NEW          521865204      459     9872 SH       DEFINED 1                9872        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203      254    18270 SH       DEFINED 1               18270        0        0
LOWES COS INC                  COM              548661107      363    11568 SH       DEFINED 1               11568        0        0
MBIA INC                       COM              55262C100       98    10000 SH  CALL DEFINED 1               10000        0        0
MOSAIC CO NEW                  COM              61945C103      267     4824 SH       DEFINED 1                4824        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     1349    71000 SH       SOLE                    71000        0        0
SCORPIO TANKERS INC            SHS              Y7542C106      399    56480 SH       DEFINED 1               56480        0        0
SPANSION INC                   COM CL A NEW     84649R200      236    19400 SH       DEFINED 1               19400        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    10539    65000 SH  PUT  SOLE                    65000        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108      510    13000 SH       SOLE                    13000        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108      214     5455 SH       DEFINED 1                5455        0        0